J.P. Morgan Mortgage Trust 2021-7 ABS-15G

Exhibit 99.13

Rating Agency Exceptions Report: 5/4/21

Loan Information										Exception Information								Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Alt Loan Number	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Orig Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Condition	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXXXXXX	302505110	CA	Refi - Cash Out	Owner Occupied	PUD	18.67	780	63.15%	XXXXXXXX	190755	Compliance	Right of Rescission	This loan failed the TILA right of rescission test. The rescission period ended on XX/XX/XXXX which is the same day as the disbursement date from the final CD.	Document provided post consummation CD to clear condition.	DTI - Low DTI of 18.67% is significantly less than the maximum allowed DTI of 38%. , Prior Mortgage History - No mortgage lates in the previous 50 months. , Credit Score - The borrowers Fico of 780 is 20 points greater than the minimum required Fico of 760.	No	Cleared Exception	C	C	C	C	B	B	B	B	2
XXXXXXXX	302528876	NV	Purchase	Owner Occupied	PUD	24.21	738	80.00%	XXXXXXXX	190945	Credit	Credit	According to the underwriting guidelines, all liabilities must be provided. The Fraudguard report indicated there was a HOA for departing residence at XX XXXXXX, however the HOA amount was not verified and provided in the loan documents. Additionally, the XXXXX loan mortgage statement for XXXX XXXX XX was not provided to confirm the housing payment. If the loan does not include escrows, a copy of the HOI and taxes are required.	03/16/2021: All documents received except for proof of insurance premium for XXXX XXXX XX. 03/16/2021: Document provided to clear condition.	Credit Score - The borrowers Fico of 738 is 38 points greater than the minimum required Fico of 700. , Months Of Reserves - 583 months of reserves.	No	Cleared Exception	C	C	C	C	A	A	A	A	1
2
XXXXXXXX	302504870	CA	Rate Term Refi	Owner Occupied	PUD	36.53	757	66.42%	XXXXXXXX									A	A	A	A	A	A	A	A
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